Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.7%)
Australia (5.0%)
	Charter Hall Group	586,067	9,333
*	Genesis Minerals Ltd.	1,463,006	7,224
	Challenger Ltd.	931,009	5,930
	Stockland	1,523,351	5,700
	Cochlear Ltd.	29,655	5,527
	CAR Group Ltd.	217,158	4,155
	ASX Ltd.	102,999	4,100
	Orica Ltd.	204,422	3,642
*	Xero Ltd.	51,247	3,340
	Iluka Resources Ltd.	909,976	3,335
*	Judo Capital Holdings Ltd.	2,587,004	3,260
*	PLS Group Ltd.	1,088,671	3,194
	Liberty Financial Group Ltd.	1,069,783	3,031
*	NEXTDC Ltd.	300,377	2,775
*	James Hardie Industries plc	121,693	2,773
	Deterra Royalties Ltd.	940,337	2,746
	Yancoal Australia Ltd.	525,440	2,103
	BlueScope Steel Ltd.	88,634	1,850
	Orora Ltd.	1,251,887	1,778
*	SiteMinder Ltd.	305,294	1,071
*	Nufarm Ltd.	426,008	696
			77,563
Austria (1.9%)
[1]	BAWAG Group AG	95,540	15,542
	DO & CO AG	37,170	8,693
	Wienerberger AG	135,160	4,467
*	Addiko Bank AG	20,681	625
			29,327
Belgium (1.4%)
	VGP NV	78,152	9,584
	KBC Ancora	56,392	5,182
	Warehouses De Pauw CVA	160,953	4,561
	D'ieteren Group	7,109	1,619
	Aedifica SA	11,874	1,046
			21,992
Brazil (1.2%)
	TOTVS SA	989,829	8,383
	Rumo SA	2,243,205	6,291
	TIM SA	730,466	3,403
*	PicS NV Class A	25,800	465
			18,542
Canada (3.9%)
*	NGEx Minerals Ltd.	390,929	8,085
*	Faraday Copper Corp.	2,641,368	6,188
*	Montage Gold Corp.	635,408	5,712
[2]	Alphamin Resources Corp.	5,201,853	5,081
*	Collective Mining Ltd.	281,445	4,630
*	IMAX Corp.	109,882	3,836
*	LunR Royalties Corp.	273,617	3,617
*	Talon Metals Corp.	683,371	2,986
*	Marimaca Copper Corp.	334,197	2,940
	Methanex Corp.	59,792	2,853
	PrairieSky Royalty Ltd.	122,704	2,671
	Birchcliff Energy Ltd.	383,449	2,061
*,2	Canada Goose Holdings Inc.	169,896	2,061
*	Xenon Pharmaceuticals Inc.	46,789	1,919
*	Advantage Energy Ltd.	226,616	1,833
	Topaz Energy Corp.	76,719	1,645
*	Mogotes Metals Inc.	4,817,400	1,486

		Shares	Market Value ($000)
*	Athabasca Oil Corp.	156,163	916
			60,520
China (1.4%)
	ENN Energy Holdings Ltd.	520,408	4,480
	Tongcheng Travel Holdings Ltd.	1,138,000	3,385
	Huaming Power Equipment Co. Ltd. Class A	778,550	3,335
[1]	BOC Aviation Ltd.	225,581	2,337
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	311,500	2,201
*	Zai Lab Ltd. ADR	85,899	1,426
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,909,869	1,223
	Kanzhun Ltd. ADR	53,683	994
*	Pony AI Inc. ADR	67,451	936
	Minth Group Ltd.	106,493	501
	Zhongsheng Group Holdings Ltd.	220,035	328
[1]	Yadea Group Holdings Ltd.	212,000	300
*	Hesai Group ADR	8,709	208
			21,654
Denmark (1.9%)
	Royal Unibrew A/S	60,984	5,746
	FLSmidth & Co. A/S	56,234	4,820
	ROCKWOOL A/S Class B	126,015	4,255
	Ringkjoebing Landbobank A/S	16,108	4,061
*	ALK-Abello A/S Class B	116,870	3,862
*	Ascendis Pharma A/S ADR	14,298	3,233
	Chemometec A/S	20,683	1,999
	Alm Brand A/S	314,541	870
*,3	OW Bunker A/S	1,000,000	—
			28,846
Finland (0.7%)
	Konecranes OYJ	65,446	7,707
	Kemira OYJ	157,289	3,700
			11,407
France (2.5%)
	Trigano SA	40,062	7,971
	JCDecaux SE	382,765	7,550
[1]	Ayvens SA	450,521	6,532
	Nexans SA	34,040	5,362
*,2	Medincell SA	112,932	3,020
	Technip Energies NV	67,608	2,649
	Valeo SE	177,365	2,477
	Gaztransport Et Technigaz SA	9,459	2,038
	SEB SA	13,872	782
			38,381
Germany (1.7%)
	CTS Eventim AG & Co. KGaA	96,312	8,094
	United Internet AG (Registered)	186,929	6,081
	Schott Pharma AG & Co. KGaA	179,181	3,048
	Hensoldt AG	29,563	2,937
*	Aumovio SE	54,621	2,621
*	Immatics NV	221,479	2,115
	Stabilus SE	67,309	1,545
			26,441
Greece (0.6%)
	Hellenic Telecommunications Organization SA	344,702	6,465
	Alpha Bank SA	499,787	2,393
			8,858
Hong Kong (1.9%)
	Hysan Development Co. Ltd.	4,370,858	12,004
	Kerry Properties Ltd.	1,475,500	4,479
	Dah Sing Financial Holdings Ltd.	775,932	3,752
	Techtronic Industries Co. Ltd.	234,500	3,201
	Stella International Holdings Ltd.	1,630,855	3,015
	Dah Sing Banking Group Ltd.	1,178,000	1,678
[1]	Crystal International Group Ltd.	1,706,000	1,609
			29,738
India (1.0%)
	Apollo Hospitals Enterprise Ltd.	80,364	6,086

		Shares	Market Value ($000)
	Oberoi Realty Ltd.	342,928	5,566
*	MakeMyTrip Ltd.	31,627	1,973
	Ashok Leyland Ltd.	591,359	1,266
*	PB Fintech Ltd.	3,373	61
			14,952
Ireland (0.6%)
	Bank of Ireland Group plc	317,834	6,458
	Irish Residential Properties REIT plc	2,073,689	2,473
			8,931
Israel (3.6%)
*	Tower Semiconductor Ltd.	52,388	7,058
*	Nova Ltd.	15,323	7,015
	Melisron Ltd.	49,120	6,436
*	Cellebrite DI Ltd.	425,805	6,264
*,2	Camtek Ltd.	40,727	5,968
*	Fiverr International Ltd.	337,550	5,654
	First International Bank of Israel Ltd.	60,770	5,160
*	SimilarWeb Ltd.	915,418	4,769
	Phoenix Financial Ltd.	70,158	3,405
*	Oddity Tech Ltd. Class A	88,776	2,915
	Harel Insurance Investments & Financial Services Ltd.	7,669	352
	Menora Mivtachim Holdings Ltd.	1,205	155
			55,151
Italy (2.9%)
	Italgas SpA	942,285	11,321
[1]	Technogym SpA	446,578	9,326
	Moncler SpA	95,476	5,563
*	Technoprobe SpA	297,556	5,522
	De' Longhi SpA	93,327	4,125
*,1	BFF Bank SpA	331,228	3,176
	Reply SpA	19,838	2,601
[2]	Saipem SpA	612,458	2,262
	Azimut Holding SpA	5,278	223
			44,119
Japan (29.3%)
	Mebuki Financial Group Inc.	1,876,968	14,160
	Kokusai Electric Corp.	304,500	12,642
	Tokyu Fudosan Holdings Corp.	1,167,995	10,815
	Kyushu Electric Power Co. Inc.	953,279	10,612
	MISUMI Group Inc.	618,887	10,230
	GMO Payment Gateway Inc.	171,135	9,884
	Nichias Corp.	194,838	9,775
	Daifuku Co. Ltd.	254,400	9,126
	Kobe Bussan Co. Ltd.	367,200	8,974
	Shimizu Corp.	502,000	8,915
	Seria Co. Ltd.	356,700	8,475
	Nippon Gas Co. Ltd.	442,400	8,390
	Nippon Densetsu Kogyo Co. Ltd.	366,000	8,256
	Shimamura Co. Ltd.	121,156	8,121
	Resonac Holdings Corp.	139,842	8,121
	Nishi-Nippon Financial Holdings Inc.	329,100	7,971
	Resorttrust Inc.	668,126	7,785
	NOF Corp.	394,600	7,622
	Yokohama Financial Group Inc.	828,900	7,549
	OBIC Business Consultants Co. Ltd.	166,800	7,389
	Activia Properties Inc.	7,840	7,322
	Japan Elevator Service Holdings Co. Ltd.	679,000	7,149
	KOMEDA Holdings Co. Ltd.	387,400	7,102
	MonotaRO Co. Ltd.	526,300	7,099
	Penta-Ocean Construction Co. Ltd.	675,590	7,090
	Gunma Bank Ltd.	558,700	7,034
	Sumitomo Forestry Co. Ltd.	632,600	6,859
	Ibiden Co. Ltd.	130,000	6,853
	Canon Marketing Japan Inc.	155,888	6,801
	Aica Kogyo Co. Ltd.	299,100	6,789
	Mani Inc.	687,400	6,782
	Miura Co. Ltd.	328,800	6,761
	Galilei Co. Ltd.	267,200	6,665

		Shares	Market Value ($000)
	FP Corp.	388,091	6,606
	Ulvac Inc.	104,925	5,634
	Sega Sammy Holdings Inc.	358,528	5,624
	Food & Life Cos. Ltd.	97,300	5,316
	Denka Co. Ltd.	272,200	5,239
	Maruwa Co. Ltd.	16,854	5,182
	Katitas Co. Ltd.	260,451	5,146
	ABC-Mart Inc.	319,267	5,115
	Marui Group Co. Ltd.	245,419	4,803
	Yaskawa Electric Corp.	149,500	4,772
	Harmonic Drive Systems Inc.	213,000	4,692
	Rorze Corp.	218,100	4,620
	Kyoto Financial Group Inc.	186,671	4,510
	Nabtesco Corp.	162,120	4,393
	PALTAC Corp.	134,457	4,208
	and ST HD Co. Ltd.	230,752	4,153
	Tokyotokeiba Co. Ltd.	119,560	4,141
	Fukuoka Financial Group Inc.	104,200	3,789
	M3 Inc.	305,347	3,768
	Kurita Water Industries Ltd.	74,500	3,726
	Toyo Suisan Kaisha Ltd.	52,082	3,718
	Persol Holdings Co. Ltd.	2,072,578	3,630
	Hachijuni Nagano Bank Ltd.	286,851	3,584
	Japan Steel Works Ltd.	62,086	3,437
	PILLAR Corp.	81,862	3,418
	Sanki Engineering Co. Ltd.	78,100	3,365
	ASKUL Corp.	368,554	3,255
	Hoshizaki Corp.	95,800	3,158
	eGuarantee Inc.	255,093	2,891
	Asahi Intecc Co. Ltd.	173,155	2,887
	Lasertec Corp.	12,400	2,849
	Nissan Chemical Corp.	74,553	2,570
	MEC Co. Ltd.	67,018	2,406
	Koito Manufacturing Co. Ltd.	148,744	2,329
*,2	SBI Shinsei Bank Ltd.	189,500	2,267
	BayCurrent Inc.	63,413	2,234
	Trusco Nakayama Corp.	139,100	2,198
	Relo Group Inc.	185,524	2,108
	en Inc.	203,966	1,895
*	Tokyo Electric Power Co. Holdings Inc.	490,200	1,841
	Sumitomo Rubber Industries Ltd.	105,484	1,700
*	Nxera Pharma Co. Ltd.	307,084	1,619
	Toyoda Gosei Co. Ltd.	59,500	1,617
	Rohto Pharmaceutical Co. Ltd.	92,187	1,526
*	Sansan Inc.	157,488	1,522
	Furukawa Electric Co. Ltd.	17,300	1,507
*	Visional Inc.	27,242	1,501
	Nomura Real Estate Holdings Inc.	221,500	1,472
	Shimadzu Corp.	53,400	1,447
	Sinfonia Technology Co. Ltd.	20,697	1,401
	Hitachi Construction Machinery Co. Ltd.	38,535	1,260
	Mitsui Kinzoku Co. Ltd.	8,900	1,162
	Sundrug Co. Ltd.	38,300	1,020
	Morinaga & Co. Ltd.	58,200	1,018
	Hokuhoku Financial Group Inc.	27,800	955
	Nifco Inc.	29,689	924
	Shikoku Kasei Holdings Corp.	31,200	869
	SIGMAXYZ Holdings Inc.	145,766	736
	Vision Inc.	27,700	232
	Tochigi Bank Ltd.	10,500	57
			450,140
Mexico (0.4%)
	Grupo Aeroportuario del Sureste SAB de CV Class B	89,249	3,088
*	Esentia Energy Development SAB de CV	900,100	2,550
			5,638
Netherlands (2.6%)
	Arcadis NV	297,033	13,340
	Wereldhave NV	384,114	9,517
	Koninklijke Vopak NV	94,464	4,714

		Shares	Market Value ($000)
	Allfunds Group plc	451,096	4,371
	BE Semiconductor Industries NV	18,660	3,632
*	Pharvaris NV	132,852	3,594
			39,168
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	250,200	5,844
Norway (0.9%)
	Borregaard ASA	197,091	3,966
[1]	Europris ASA	416,728	3,829
	Storebrand ASA	197,716	3,460
	Subsea 7 SA	93,840	2,399
			13,654
Other (1.2%)
	iShares MSCI EAFE Small-Cap ETF	220,502	18,030
Poland (0.6%)
*,1	Dino Polska SA	527,238	5,578
	Grupa Pracuj SA	165,076	2,226
	Alior Bank SA	61,228	1,998
			9,802
Singapore (0.1%)
	City Developments Ltd.	155,300	1,132
Slovenia (0.2%)
	Nova Ljubljanska Banka dd GDR	83,718	3,645
South Africa (0.1%)
	Harmony Gold Mining Co. Ltd.	57,722	1,227
Spain (1.8%)
	Bankinter SA	396,797	6,773
	Fluidra SA	218,529	6,357
	Logista Integral SA	148,784	5,427
	Merlin Properties Socimi SA	257,549	3,833
	Almirall SA	241,898	3,621
[1]	Unicaja Banco SA	302,530	1,037
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	618,746	863
			27,911
Sweden (3.2%)
	Nordnet AB publ	289,427	9,364
	INVISIO AB	227,119	6,646
	AddTech AB Class B	158,619	5,150
	Castellum AB	299,260	3,699
	Bufab AB	331,591	3,670
[1]	Thule Group AB	134,867	3,231
*,2	Haypp Group AB	245,008	3,117
*	NOBA Bank Group AB	209,257	2,717
	Billerud Aktiebolag	319,999	2,588
	Cibus Nordic Real Estate AB publ	127,280	2,206
	Hemnet Group AB	138,138	2,203
*	Camurus AB	27,982	2,100
*,1	BoneSupport Holding AB	84,641	1,758
*,2	Cint Group AB	2,153,639	700
			49,149
Switzerland (3.6%)
	Sulzer AG (Registered)	39,483	8,507
	Ypsomed Holding AG (Registered)	19,799	7,836
	Bachem Holding AG	84,489	7,659
	Kardex Holding AG (Registered)	16,598	5,835
*,1	Montana Aerospace AG	112,831	4,870
*	Siegfried Holding AG (Registered)	35,816	4,404
	SKAN Group AG	57,873	4,375
*,1	Sensirion Holding AG	43,675	3,263
*,2	Oculis Holding AG	105,659	3,006
	Flughafen Zurich AG (Registered)	8,842	2,746

		Shares	Market Value ($000)
	PSP Swiss Property AG (Registered)	11,861	2,380
			54,881
Taiwan (3.4%)
	Chroma ATE Inc.	366,753	11,262
	ASPEED Technology Inc.	30,418	8,507
	Unimicron Technology Corp.	636,698	7,568
	Airtac International Group	159,288	5,765
	Nien Made Enterprise Co. Ltd.	334,000	4,506
	Voltronic Power Technology Corp.	156,252	4,197
	Sinbon Electronics Co. Ltd.	539,000	3,993
	Sporton International Inc.	627,000	3,473
	E Ink Holdings Inc.	539,000	2,996
			52,267
Thailand (0.2%)
	Bumrungrad Hospital PCL (Foreign)	547,200	2,911
United Kingdom (16.5%)
	Rotork plc	2,807,989	13,626
	Hammerson plc	2,589,093	12,572
	Currys plc	6,041,751	12,108
	Diploma plc	147,028	10,711
	Halma plc	177,883	8,640
	Cranswick plc	117,408	8,475
	IMI plc	223,074	8,424
	4imprint Group plc	145,281	8,140
	Hill & Smith plc	259,758	7,937
	Weir Group plc	166,511	7,355
	Games Workshop Group plc	30,703	7,163
	Marks & Spencer Group plc	1,418,437	7,114
*	SigmaRoc plc	3,409,848	6,692
*	Wise plc Class A	504,550	6,508
	Babcock International Group plc	316,932	6,249
	Softcat plc	314,678	6,163
	Genuit Group plc	1,251,384	5,697
	British Land Co. plc	949,318	5,415
	Beazley plc	346,950	5,390
	Senior plc	1,533,946	5,133
	easyJet plc	774,304	5,066
	Fevertree Drinks plc	405,044	4,830
	Telecom Plus plc	257,552	4,705
*,1	Trainline plc	1,645,515	4,612
	Inchcape plc	399,165	4,464
	Volution Group plc	472,586	4,136
	Genus plc	95,295	4,130
*,1	Shawbrook Group plc	634,981	4,054
	Bank of Cyprus Holdings plc	354,028	3,906
	Hiscox Ltd.	189,028	3,845
	Baltic Classifieds Group plc	1,362,635	3,807
	QinetiQ Group plc	461,749	3,181
	Elementis plc	1,417,356	3,124
[2]	Pennon Group plc	411,449	3,084
	Rightmove plc	452,926	3,066
	St. James's Place plc	144,899	3,026
	Land Securities Group plc	332,433	2,967
	Kingfisher plc	637,611	2,938
	Coats Group plc	2,434,556	2,833
	Tate & Lyle plc	540,129	2,794
	Safestore Holdings plc	242,841	2,760
	ICG plc	100,097	2,491
	Smiths Group plc	71,321	2,449
	Atalaya Mining Copper SA	145,918	2,044
*,1	Boku Inc.	672,223	2,005
	Hochschild Mining plc	200,562	1,810
*	Immunocore Holdings plc ADR	55,192	1,797
	Bank of Cyprus Holdings plc (XLON)	96,850	1,072
*	Burberry Group plc	51,573	779
	BP Marsh & Partners plc	84,462	777
	Howden Joinery Group plc	52,117	597
[1]	Autotrader Group plc	76,262	562

				Shares	Market Value ($000)
*	Synthomer plc			360,097	263
					253,486
Total Common Stocks (Cost $1,180,398)					1,485,307
Preferred Stocks (0.1%)
	Jungheinrich AG Preference Shares (Cost $1,476)			36,423	1,568
Warrants (0.0%)
*	Mogotes Metals Inc. Exp. 1/22/2029 (Cost $—)			2,408,700	—
		Coupon
Temporary Cash Investments (3.7%)
Money Market Fund (3.3%)
[4,5]	Vanguard Market Liquidity Fund	3.704%		509,087	50,909
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.4%)
	Goldman Sachs & Co. (Dated 1/30/2026, Repurchase Value $5,802, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 7/1/2040–10/1/2054, with a value of $5,916)	3.680%	2/2/2026	5,800	5,800
Total Temporary Cash Investments (Cost $56,692)					56,709
Total Investments (100.5%) (Cost $1,238,566)					1,543,584
Other Assets and Liabilities—Net (-0.5%)					(7,719)
Net Assets (100%)					1,535,865
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $75,822, representing 4.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,406.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $11,752 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2026	147	22,321	714
MSCI Emerging Markets Index	March 2026	109	8,288	446
				1,160

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	3/18/2026	INR	48,829	USD	539	—	(10)
Toronto-Dominion Bank	3/18/2026	USD	269	EUR	230	—	(4)
Toronto-Dominion Bank	3/18/2026	USD	1,361	SEK	12,657	—	(63)
						—	(77)

EUR—euro.
INR—Indian rupee.
SEK—Swedish krona.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	84,700	—	—	84,700
Common Stocks—Other	79,222	1,321,385	—	1,400,607
Preferred Stocks	—	1,568	—	1,568
Warrants	—	—	—	—
Temporary Cash Investments	50,909	5,800	—	56,709
Total	214,831	1,328,753	—	1,543,584

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,160	—	—	1,160
Liabilities
Forward Currency Contracts	—	(77)	—	(77)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.